Other assets (Tables)	9 Months Ended	12 Months Ended
	Mar. 31, 2025	Jun. 30, 2024
Other Assets
Schedule of Other Non-Financial Assets

	Unaudited 31 March 2025	30 June 2024
	AUD$	AUD$
CURRENT
Prepayments	93,420	-
Tax recoverable	275,711	-
Other current assets	233,555	201,830
Total non-financial assets	602,686	201,830

	31 March 2025	30 June 2024
	AUD$	AUD$
NON-CURRENT
Prepayment of equipment	-	429,841

	2024	2023
	AUD$	AUD$
		Restated
CURRENT
Prepayments of seed assets	-	3,672,697

Tax prepayment	-	253,760
Other current assets	201,830	299,555
Total non-financial assets	201,830	553,315

	2024	2023
	AUD$	AUD$
NON-CURRENT
Prepayment of equipment	429,841	-